RESEARCH AND DEVELOPMENT EXPENSES, NET	12 Months Ended
Aug. 31, 2012
RESEARCH AND DEVELOPMENT EXPENSES, NET [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES, NET
NOTE 13 - RESEARCH AND DEVELOPMENT EXPENSES, NET:

			Period from April
			12, 2002
			(inception)
	Year ended		through
	August 31,		August 31,
	2012	2011	2012

Clinical trials	$1,298,310	$591,733	$5,163,353
Payroll and consulting fees	385,646	413,191	1,921,533
Costs for registration of patents	110,811	189,342	451,610
Compensation costs in respect of options granted to employees, directors and consultants	98,688	265,327	2,921,881
Other	160,350	49,444	547,608
Less - grants from the OCS and Bio Jerusalem Fund	(372,959)	(349,728)	(1,468,290)
	$1,680,845	$1,159,309	$9,532,694